Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION [Abstract]
Beginning balance	$ 181,640	$ 174,363	$ 31,138
Increases /(decreases) related to prior year tax positions	7,120	7,277	(1,190)
Increases related to current year tax positions	0	0	144,415
Ending balance	188,760	181,640	174,363
Interest in connection with unrecognized tax benefit	$ 6,000	$ 8,000	$ 2,000